Consolidated Statements of Cash Flows (Unaudited) - JPY (¥) ¥ in Thousands	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Net loss	¥ (201,134)	¥ (18,416)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	11,661	6,635
Foreign currency translation gains	(7,129)
Changes in Operating Assets and Liabilities:
Accounts Receivable	9,076	(7,751)
Short-term loan Receivable	78,391
Prepaid expenses and other current assets	19,568	(4,450)
Deferred costs	42,070	(18,308)
Other Assets	637
Accounts payable and accrued expenses	(7,495)	17,898
Other current liabilities	(17,212)	87,428
Net cash (used in)/provided by operating activities	(71,567)	63,036
Cash flows from investing activities:
Purchase of intangible assets – participation rights		(79,950)
Net cash used in investing activities		(79,950)
Cash flows from financing activities
Proceeds from cash issuance of shares	10,151
Payment of deferred offering costs	(17,761)	(41,351)
Repayments of long-term debt	(3,120)	(1,020)
Repayment of lease liabilities	(2,697)	(1,600)
Proceeds from a loan from related party		30,000
Net cash (used in)/provided by financing activities	(13,427)	(13,971)
Effect of exchange rate change on cash and cash equivalents	7,129
Net (decrease)/increase in cash and cash equivalents	(77,865)	(30,885)
Cash and cash equivalents at beginning of period	148,639	59,955
Cash and cash equivalents at end of period	70,774	29,070
Supplemental disclosures of cash flow information:
Cash paid for interest	134	92
Cash paid for income taxes